Operating expenses, General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
General and Administrative Expenses [abstract]
Total compensation to employees and Directors	$ 11,763	$ 11,890	$ 14,163
Office and administrative expenses	3,818	3,351	2,413
Audit, legal and consultancy	1,308	1,325	1,313
Total general and administrative expenses	$ 16,889	$ 16,565	$ 17,890